Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of restricted shares awards
Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of restricted shares awards	134,500
Number of restricted shares awards vesting each period	44,833
Grant date fair value (USD)	7.896

Grant date	16 February 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	180,000
Number of restricted shares awards vesting each period	60,000
Grant date fair value (USD)	7.940

Grant date	31 March 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value (USD)	8.170

Schedule of restricted shares
	30 June 2021	31 December 2020

Balance at 1 January	134,500	-
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)	-
Restricted shares forfeited	(2,000)	-
Balance at end of the period / year	399,857	134,500

Schedule of earnout shares
	Grant	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
30 June 2021	30 September 2020 grant	267	1,019	17,324	9,594	27,937
	16 February 2021 grant	92	14,582	6,304	4,022	24,908
	31 March 2021 grant	135	25,234	11,807	7,707	44,748
	Total		40,835	35,435	21,323	97,593

31 December 2020	30 September 2020 grant	88	43,814	8,511	4,714	57,039